Prospectus Investor Class [Member] Expense Example - Prospectus-Investor Class - Payden Emerging Markets Corporate Bond Fund - Payden Emerging Markets Corporate Bond Fund (Investor Class)	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	685
Expense Example, with Redemption, 10 Years	$ 1,548